Fair Value - Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 4,902	€ 3,072
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	48	43
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (48)	€ (42)